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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Marietta Investment Partners, LLC
Address:          100 East Wisconsin Avenue, Suite 2650
                  Milwaukee, WI 53202

Form 13F File No: 028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth       Milwaukee, WI           February 12, 2003
----------------------   ----------------------    ---------------------
     (Signature)              (City/State)                 (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       59

Form 13F Information Table Value Total:                $174,702 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


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                        MARIETTA INVESTMENT PARTNERS, LLC
                           FORM 13F INFORMATION TABLE
                                DECEMBER 31, 2002

                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE      SHARES/    SH/    PUT/   INVSTMT    OTHR   ----------------------
        NAME OF ISSUER            CLASS      CUSIP     (X$1000)    PRN AMT    PRN    CALL   DSCRETN   MNGRS   SOLE     SHRD     NONE
ABBOTT LABS COM                    COM     002824100      1624       40600     SH            Sole             40600
AIR PRODS & CHEMS INC COM          COM     009158106      1666       38971     SH            Sole             38971
AMERICAN INTL GROUP COM            COM     026874107      9726      168119     SH            Sole            168119
AMGEN INC COM                      COM     031162100      5362      110922     SH            Sole            110922
ANADARKO PETE CORP COM             COM     032511107       997       20812     SH            Sole             20812
ANHEUSER BUSCH COS INC COM         COM     035229103       626       12933     SH            Sole             12933
APACHE CORP COM                    COM     037411105      2235       39215     SH            Sole             39215
AUTOMATIC DATA PROCESS COM         COM     053015103      5335      135932     SH            Sole            135932
BERKSHIRE HATHAWAY INC CL A        COM     084670108      1382          19     SH            Sole                19
BP PLC                             COM     055622104       282        6946     SH            Sole              6946
BRIGGS & STRATTON CORP COM         COM     109043109       308        7260     SH            Sole              7260
BRISTOL MYERS SQUIBB COM           COM     110122108       319       13770     SH            Sole             13770
CARDINAL HEALTH INC COM            COM     14149Y108      1170       19770     SH            Sole             19770
CHEVRONTEXACO CORP COM             COM     166764100       250        3760     SH            Sole              3760
CITIGROUP INC COM                  COM     172967101      3610      102573     SH            Sole            102573
COACH INC COM                      COM     189754104       223        6786     SH            Sole              6786
COCA COLA CO COM                   COM     191216100       857       19556     SH            Sole             19556
EMERSON ELEC CO COM                COM     291011104      4077       80183     SH            Sole             80183
EXPRESS SCRIPTS INC CL A           COM     302182100       253        5258     SH            Sole              5258
EXXON MOBIL CORP COM               COM     30231G102      2095       59971     SH            Sole             59971
FASTENAL CO COM                    COM     311900104       617       16500     SH            Sole             16500
FEDERAL NATL MTG ASSN COM          COM     313586109      1345       20912     SH            Sole             20912
FIFTH THIRD BANCORP COM            COM     316773100      3449       58910     SH            Sole             58910
FISERV INC COM                     COM     337738108      8704      256372     SH            Sole            256372
GALLAGHER ARTHUR J & CO COM        COM     363576109      2547       86681     SH            Sole             86681
GENERAL ELEC CO COM                COM     369604103      8585      352560     SH            Sole            352560
HOME DEPOT INC COM                 COM     437076102       809       33671     SH            Sole             33671


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
ILLINOIS TOOL WKS INC COM          COM     452308109       775       11950     SH            Sole             11950
INTEL CORP COM                     COM     458140100      3647      234216     SH            Sole            234216
INTERNATIONAL BUS MACH COM         COM     459200101      3211       41431     SH            Sole             41431
JOHNSON & JOHNSON COM              COM     478160104      6819      126966     SH            Sole            126966
KIMBERLY CLARK CORP COM            COM     494368103      1229       25896     SH            Sole             25896
KOHLS CORP COM                     COM     500255104      6177      110408     SH            Sole            110408
LOWES COS INC COM                  COM     548661107      4062      108312     SH            Sole            108312
MARSHALL & ILSLEY CORP COM         COM     571834100       899       32848     SH            Sole             32848
MBNA CORP COM                      COM     55262L100      4019      211309     SH            Sole            211309
MEDTRONIC INC COM                  COM     585055106     11522      252668     SH            Sole            252668
MERCK & CO INC COM                 COM     589331107      3244       57312     SH            Sole             57312
MICROSOFT CORP COM                 COM     594918104      7464      144376     SH            Sole            144376
MOLEX INC CL A                     COM     608554200      4613      231931     SH            Sole            231931
OMNICOM GROUP INC COM              COM     681919106      1783       27600     SH            Sole             27600
PAYCHEX INC COM                    COM     704326107      1608       57645     SH            Sole             57645
PFIZER INC COM                     COM     717081103      6665      218016     SH            Sole            218016
PROCTER & GAMBLE CO COM            COM     742718109      3847       44761     SH            Sole             44761
ROYAL DUTCH PETE CO NY REG GLD     COM     780257804      1544       35070     SH            Sole             35070
SALOMON BROTHERS FD                COM     795477108       228       25000     SH            Sole             25000
SARA LEE CORP COM                  COM     803111103       294       13074     SH            Sole             13074
SPDR TR                            UNIT    78462F103       505        5725     SH            Sole              5725
                                  SER 1
STATE STR CORP COM                 COM     857477103      6832      175186     SH            Sole            175186
SYSCO CORP COM                     COM     871829107      1440       48354     SH            Sole             48354
TARGET CORP COM                    COM     87612E106       522       17400     SH            Sole             17400
TEXAS INSTRS INC COM               COM     882508104      2191      145984     SH            Sole            145984
3M CO COM                          COM     88579Y101       223        1812     SH            Sole              1812
TRI CONTL CORP                     COM     895436103       369       27831     SH            Sole             27831
US BANCORP DEL COM NEW             COM     902973304      1097       51695     SH            Sole             51695
VERIZON COMMUNICATIONS COM         COM     92343V104      4163      107430     SH            Sole            107430
WAL MART STORES INC COM            COM     931142103      4481       88719     SH            Sole             88719
WALGREEN CO COM                    COM     931422109      4870      166836     SH            Sole            166836
WELLS FARGO & CO NEW COM           COM     949746101      5906      126001     SH            Sole            126001

REPORT SUMMARY                      59                 174,702

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